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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2004.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Michael J. Puzo
Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,   MA        02109
Business Address    (Street)          (City)    (State)   (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of August, 2004.

                                     Michael J. Puzo
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:
-----                          -------------
1. Timothy F. Fidgeon             28-06165

2. Roy A. Hammer                  28-5798

3. Lawrence T. Perera             28-06167

4. Kurt F. Somerville (32)*       28-10379

5.
   -------------------------   -------------
6.
   -------------------------   -------------
7.
   -------------------------   -------------
8.
   -------------------------   -------------
9.
   -------------------------   -------------
10.
   -------------------------   -------------

*    Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: JUNE 30, 2004       FORM 13F           SEC FILE # MICHAEL J PUZO\28-06165

                                                                                                                ITEM 8:
                                                                        ITEM 5:     ITEM 6:                VOTING AUTHORITY
                                                ITEM 3:     ITEM 4:    SHARES OR   INVESTMENT            -------------------
          ITEM 1:                  ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL   DISCRETION   ITEM 7:   (A)    (B)     (C)
       NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE       AMOUNT   (A) (B) (C)  MANAGERS  SOLE   SHARED  NONE
       --------------          --------------  ---------  -----------  ---------  -----------  --------  ----  -------  ----
ABBOTT LABS                    COMMON STOCK    002824100       254750      6250            xx                     6250
AMAZON NOTE CONV SUB DEB       CONV.           023135AF3       199750    200000            xx                   200000
                               CORPORATE
                               BONDS
AMERICAN INTERNATIONAL GROUP   COMMON STOCK    026874107       239786      3364            xx                     1400
   INC.                                                                                    xx     32              1964
AMGEN INC.                     COMMON STOCK    031162100      1800483     32994            xx                    20394
                                                                                           xx     32             12600
ANALOG DEVICES, INC.           COMMON STOCK    032654105      1066362     22650            xx                    15150
                                                                                           xx     32              7500
APTARGROUP INC.                COMMON STOCK    038336103       463114     10600            xx                     4600
                                                                                           xx     32              6000
AUTOMATIC DATA PROCESSING      COMMON STOCK    053015103      1972967     47110            xx                    27610
                                                                                           xx     32             19500
AVERY DENNISON CORP.           COMMON STOCK    053611109      1339409     20925            xx                    12225
                                                                                           xx     32              8700
AVON PRODUCTS INC.             COMMON STOCK    054303102       913572     19800            xx                    19800
B P PLC ADR                    COMMON STOCK    055622104      2871834     53609            xx                    30764
                                                                                           xx     32             22845
BEA SYSTEMS INC.               CORPORATE       073325AD4      1593675   1620000            xx                  1010000
                               BONDS
                                                                                           xx     32            610000
BERKSHIRE HATHAWAY INC.        CLASS B         084670207       833310       282            xx                      240
                                                                                           xx     32                42

                                                                         PAGE: 2

AS OF: JUNE 30, 2004       FORM 13F           SEC FILE # MICHAEL J PUZO\28-06165

                                                                                                                ITEM 8:
                                                                        ITEM 5:     ITEM 6:                VOTING AUTHORITY
                                                ITEM 3:     ITEM 4:    SHARES OR   INVESTMENT            -------------------
          ITEM 1:                 ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL   DISCRETION   ITEM 7:   (A)    (B)     (C)
       NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE       AMOUNT   (A) (B) (C)  MANAGERS  SOLE   SHARED  NONE
       --------------          --------------  ---------  -----------  ---------  -----------  --------  ----  -------  ----
BIOMET INC.                    COMMON STOCK    090613100       333300      7500            xx                     3300
                                                                                           xx     32              4200
BRISTOL-MYERS SQUIBB CO.       COMMON STOCK    110122108       717360     29280            xx                    14900
                                                                                           xx     32             14380
CANADIAN NATIONAL RAILWAY CO.  COMMON STOCK    136375102       894249     20515            xx                    13815
                                                                                           xx     32              6700
CISCO SYS INC.                 COMMON STOCK    17275R102       712067     30045            xx                    10745
                                                                                           xx     32             19300
COGNEX                         COMMON STOCK    192422103       269360      7000            xx                     4300
                                                                                           xx     32              2700
COLGATE PALMOLIVE CO.          COMMON STOCK    194162103       410027      7015            xx                     4000
                                                                                           xx     32              3015
DOW CHEMICAL CO.               COMMON STOCK    260543103       287179      7056            xx                     5256
                                                                                           xx     32              1800
DOW JONES & CO. INC.           COMMON STOCK    260561105      2133230     47300            xx                    46900
                                                                                           xx     32               400
DOW JONES & CO. INC.           CLASS B         260561204      1057595     23450            xx                    23450
                               (RESTRICTED)
E I DU PONT DE NEMOURS & CO.   COMMON STOCK    263534109       331684      7467            xx                     2827
                                                                                           xx     32              4640
E M C CORP.                    COMMON STOCK    268648102       803917     70519            xx                    42019
                                                                                           xx     32             28500
EMERSON ELECTRIC CO.           COMMON STOCK    291011104      1580171     24865            xx                    15265
                                                                                           xx     32              9600

                                                                         PAGE: 3

AS OF: JUNE 30, 2004       FORM 13F           SEC FILE # MICHAEL J PUZO\28-06165

                                                                                                                ITEM 8:
                                                                        ITEM 5:     ITEM 6:                VOTING AUTHORITY
                                                ITEM 3:     ITEM 4:    SHARES OR   INVESTMENT            -------------------
          ITEM 1:                  ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL   DISCRETION   ITEM 7:   (A)    (B)     (C)
       NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE       AMOUNT   (A) (B) (C)  MANAGERS  SOLE   SHARED  NONE
       --------------          --------------  ---------  -----------  ---------  -----------  --------  ----  -------  ----
ENCANA                         COMMON STOCK    292505104      1168557     27075            xx                    17075
                                                                                           xx     32             10000
EXXON MOBIL CORP.              COMMON STOCK    30231G102      1919223     43216            xx                    20800
                                                                                           xx     32             22416
FUEL CELL ENERGY INC.          COMMON STOCK    35952H106       257544     22050            xx                    11650
                                                                                           xx     32             10400
GENERAL ELECTRIC CO.           COMMON STOCK    369604103      2434795     75148            xx                    44348
                                                                                           xx     32             30800
GILLETTE COMPANY               COMMON STOCK    375766102       593600     14000            xx                    14000
HEWLETT-PACKARD CO.            COMMON STOCK    428236103       395878     18762            xx                     5600
                                                                                           xx     32             13162
INTEL CORPORATION              COMMON STOCK    458140100      3368221    122037            xx                    77537
                                                                                           xx     32             44500
IVAX CORP                      CORPORATE       465823AG7      1712700   1730000            xx                  1060000
                               BONDS                                                       xx     32            670000
JEFFERSON-PILOT CORP.          COMMON STOCK    475070108      2827325     55656            xx                    32659
                                                                                           xx     32             22997
JOHNSON & JOHNSON              COMMON STOCK    478160104      3590533     64462            xx                    39432
                                                                                           xx     32             25030
KOPIN                          COMMON STOCK    500600101       295358     57800            xx                    36600
                                                                                           xx     32             21200
ELI LILLY & CO.                COMMON STOCK    532457108       307604      4400            xx                     1600
                                                                                           xx     32              2800

                                                                         PAGE: 4

AS OF: JUNE 30, 2004       FORM 13F           SEC FILE # MICHAEL J PUZO\28-06165

                                                                                                                ITEM 8:
                                                                        ITEM 5:     ITEM 6:                VOTING AUTHORITY
                                                ITEM 3:     ITEM 4:    SHARES OR   INVESTMENT            -------------------
          ITEM 1:                  ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL   DISCRETION   ITEM 7:   (A)    (B)     (C)
       NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE       AMOUNT   (A) (B) (C)  MANAGERS  SOLE   SHARED  NONE
       --------------          --------------  ---------  -----------  ---------  -----------  --------  ----  -------  ----
MERCK & CO. INC.               COMMON STOCK    589331107      2063638     43445            xx                    25345
                                                                                           xx     32             18100
MICROSOFT CORP.                COMMON STOCK    594918104      1503655     52649            xx                    17249
                                                                                           xx     32             35400
NOKIA CORP. ADR A              COMMON STOCK    654902204       380585     26175            xx                    14675
                                                                                           xx     32             11500
ORACLE CORP                    COMMON STOCK    68389X105       179547     15050            xx                     5750
                                                                                           xx     32              9300
PEPSICO INC.                   COMMON STOCK    713448108      1118764     20764            xx                     7064
                                                                                           xx     32             13700
PFIZER INC.                    COMMON STOCK    717081103       538607     15712            xx                     8525
                                                                                           xx     32              7187
PROCTER & GAMBLE CO.           COMMON STOCK    742718109      1228929     22574            xx                    10374
                                                                                           xx     32             12200
SCHLUMBERGER LTD               COMMON STOCK    806857108       298497      4700            xx                     2500
                                                                                           xx     32              2200
J M SMUCKER CO NEW             COMMON STOCK    832696405       943451     20550            xx                    11950
                                                                                           xx     32              8600
SNAP ON INC                    COMMON STOCK    833034101       627385     18700            xx                    12100
                                                                                           xx     32              6600
STATE STREET CORP.             COMMON STOCK    857477103       394772      8050            xx                     5050
                                                                                           xx     32              3000

                                                                         PAGE: 5

AS OF: JUNE 30, 2004       FORM 13F           SEC FILE # MICHAEL J PUZO\28-06165

                                                                                                                ITEM 8:
                                                                        ITEM 5:     ITEM 6:                VOTING AUTHORITY
                                                ITEM 3:     ITEM 4:    SHARES OR   INVESTMENT            -------------------
          ITEM 1:                  ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL   DISCRETION   ITEM 7:   (A)    (B)     (C)
       NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE       AMOUNT   (A) (B) (C)  MANAGERS  SOLE   SHARED  NONE
       --------------          --------------  ---------  -----------  ---------  -----------  --------  ----  -------  ----
3 M COMPANY                    COMMON STOCK    88579Y101      2579327     28656            xx                    14800
                                                                                           xx     32             13856
AGGREGATE TOTAL:                                           53,807,646